UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 11.4%
Automobiles 1.2%
Harley-Davidson, Inc.	58,500	4,014,855
Hotels Restaurants & Leisure 1.1%
Starbucks Corp.*	99,500	3,756,125
Household Durables 1.0%
Fortune Brands, Inc.	41,900	3,224,205
Media 3.1%
McGraw-Hill Companies, Inc.	79,100	5,075,847
Omnicom Group, Inc.	49,250	4,996,412

		10,072,259
Multiline Retail 2.6%
Kohl’s Corp.*	34,500	2,435,700
Target Corp.	103,800	6,142,884

		8,578,584
Specialty Retail 2.4%
Best Buy Co., Inc.	37,400	2,066,350
Lowe’s Companies, Inc.	62,000	1,868,680
Staples, Inc.	156,050	4,024,530

		7,959,560
Consumer Staples 13.3%
Beverages 3.8%
Diageo PLC	189,113	3,499,200
PepsiCo, Inc.	143,340	9,093,490

		12,592,690
Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	95,600	4,711,168
Walgreen Co.	135,800	5,931,744

		10,642,912
Food Products 3.1%
Dean Foods Co.*	81,400	3,409,846
Groupe Danone	25,016	3,665,325
Kellogg Co.	60,200	3,028,662

		10,103,833
Household Products 3.2%
Colgate-Palmolive Co.	47,450	3,035,376
Procter & Gamble Co.	116,500	7,384,935

		10,420,311
Energy 13.3%
Energy Equipment & Services 7.3%
Baker Hughes, Inc.	80,300	5,544,715
Halliburton Co.	93,800	3,034,430
Noble Corp.	38,500	2,698,850
Schlumberger Ltd.	111,900	7,058,652

Transocean, Inc.*	80,540	5,842,372

		24,179,019
Oil, Gas & Consumable Fuels 6.0%
ConocoPhillips	55,290	3,330,670
Devon Energy Corp.	83,600	5,587,824
EOG Resources, Inc.	54,900	3,652,497
Valero Energy Corp.	80,800	4,228,264
XTO Energy, Inc.	62,466	2,914,663

		19,713,918
Financials 6.8%
Capital Markets 4.2%
Lehman Brothers Holdings, Inc.	42,100	3,277,064
Merrill Lynch & Co., Inc.	47,000	4,108,740
The Goldman Sachs Group, Inc.	19,300	3,662,947
UBS AG (Registered)	44,842	2,678,157

		13,726,908
Consumer Finance 1.0%
American Express Co.	54,400	3,144,864
Insurance 1.6%
Aflac, Inc.	79,300	3,562,156
Genworth Financial, Inc. “A”	56,500	1,889,360

		5,451,516
Health Care 19.6%
Biotechnology 5.8%
Amgen, Inc.*	62,400	4,736,784
Genentech, Inc.*	82,400	6,863,920
Gilead Sciences, Inc.*	108,800	7,496,320

		19,097,024
Health Care Equipment & Supplies 5.4%
Baxter International, Inc.	101,800	4,679,746
C.R. Bard, Inc.	41,500	3,401,340
Medtronic, Inc.	105,800	5,150,344
Zimmer Holdings, Inc.*	65,500	4,716,655

		17,948,085
Health Care Providers & Services 2.3%
UnitedHealth Group, Inc.	152,700	7,448,706
Pharmaceuticals 6.1%
Abbott Laboratories	75,700	3,596,507
Eli Lilly & Co.	30,700	1,719,507
Johnson & Johnson	173,406	11,687,564
Teva Pharmaceutical Industries Ltd. (ADR)	92,700	3,056,319

		20,059,897
Industrials 9.5%
Aerospace & Defense 2.4%
United Technologies Corp.	118,400	7,781,248
Air Freight & Logistics 1.5%
FedEx Corp.	42,800	4,902,312
Electrical Equipment 1.4%
Emerson Electric Co.	53,000	4,473,200
Industrial Conglomerates 3.4%
General Electric Co.	323,050	11,342,285
Machinery 0.8%
Caterpillar, Inc.	46,100	2,798,731

Information Technology 22.6%
Communications Equipment 2.5%
Cisco Systems, Inc.*	239,490	5,778,894
QUALCOMM, Inc.	67,100	2,441,769

		8,220,663
Computers & Peripherals 4.2%
Apple Computer, Inc.*	74,600	6,048,568
EMC Corp.*	272,200	3,334,450
International Business Machines Corp.	47,900	4,422,607

		13,805,625
Internet Software & Services 2.4%
eBay, Inc.*	88,000	2,827,440
Google, Inc. “A”*	5,600	2,667,784
Yahoo!, Inc.*	87,200	2,296,848

		7,792,072
IT Services 3.4%
Accenture Ltd. “A”	134,700	4,432,977
Fiserv, Inc.*	58,600	2,894,840
Paychex, Inc.	101,900	4,023,012

		11,350,829
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Corp. “A”*	63,750	1,929,713
Intel Corp.	168,460	3,594,936
Linear Technology Corp.	87,760	2,731,091
Maxim Integrated Products, Inc.	42,100	1,263,421
Texas Instruments, Inc.	159,900	4,825,782

		14,344,943
Software 5.8%
Adobe Systems, Inc.*	86,500	3,308,625
Electronic Arts, Inc.*	59,500	3,146,955
Microsoft Corp.	439,300	12,612,303

		19,067,883
Materials 1.1%
Chemicals
Ecolab, Inc.	82,100	3,723,235
Utilities 0.5%
Independent Power Producers & Energy Traders
TXU Corp.	27,200	1,717,135

Total Common Stocks (Cost $195,116,368)		323,455,432
Cash Equivalents 1.7%
Cash Management QP Trust, 5.31% (a) (Cost $5,564,638)	5,564,638	5,564,638
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 200,681,006)	99.8	329,020,070
Other Assets and Liabilities, Net	0.2	605,567

Net Assets	100.0	329,625,637

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006